SCHEDULE OF TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Trade accounts receivable	$ 420,135	$ 344,841
Allowance for credit losses	(139,342)	(71,167)
Trade accounts receivable, net	$ 280,793	$ 273,674